Accounts Payable and Accrued Expenses - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Payables and Accruals [Abstract]
Trade accounts payable	$ 493.3	$ 598.6